WBI BullBear Rising Income 3000 ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 97.8%
	Capital Goods - 6.4%
28,534	BWX Technologies, Inc.	$1,606,750
11,930	Toro Company	1,001,523

		2,608,273

	Commercial & Professional Services - 2.8%
3,462	Cintas Corp.	1,152,257

	Consumer Durables & Apparel - 11.5%
117,572	Hanesbrands, Inc. +	1,851,759
14,468	Lennar Corp.	1,181,746
35,483	PulteGroup, Inc.	1,642,508

		4,676,013

	Food & Staples Retailing - 4.3%
12,490	Walmart, Inc.	1,747,476

	Food, Beverage & Tobacco - 4.0%
14,188	J.M. Smucker Company	1,638,998

	Health Care Equipment & Services - 4.9%
20,594	AmerisourceBergen Corp.	1,995,970

	Household & Personal Products - 4.4%
18,868	Church & Dwight Company, Inc.	1,768,120

	Insurance - 9.0%
14,390	Assurant, Inc.	1,745,651
20,463	Progressive Corp.	1,937,232

		3,682,883

	Materials - 4.0%
2,326	Sherwin-Williams Company	1,620,617

	Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
3,401	Amgen, Inc.	864,398
22,512	Pfizer, Inc.	826,191

		1,690,589

	Retailing - 8.5%
15,295	Best Buy Company, Inc.	1,702,181
5,170	Lowe’s Companies, Inc.	857,496
5,660	Target Corp.	890,997

		3,450,674

	Semiconductors & Semiconductor Equipment - 3.4%
14,501	Applied Materials, Inc.	862,084
3,702	Texas Instruments, Inc.	528,609

		1,390,693

	Software & Services - 15.3%
3,353	Adobe Systems, Inc.*	1,644,412
9,261	Broadridge Financial Solutions, Inc.	1,222,452

27,700	Oracle Corp.	1,653,690
889	Shopify, Inc.(c)*	909,420
4,053	Visa, Inc. - Class A +	810,478

		6,240,452

	Technology Hardware & Equipment - 4.7%
38,491	Seagate Technology PLC (c)	1,896,452

	Transportation - 10.4%
19,210	Expeditors International of Washington, Inc.	1,738,889
4,321	Union Pacific Corp.	850,676
9,940	United Parcel Service, Inc. - Class B	1,656,302

		4,245,867

	TOTAL COMMON STOCKS (Cost $39,540,578)	39,805,334

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENTS - 18.6%
7,596,515	U.S. Bank Money Market Deposit Account, 0.02%	7,596,515

	TOTAL SHORT TERM INVESTMENTS (Cost $7,596,515)	7,596,515

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.2%
2,542,640	Mount Vernon Liquid Assets Portfolio, LLC, 0.19% (a)(b)	2,542,640

	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,542,640)	2,542,640

	TOTAL INVESTMENTS - 122.6% (Cost $49,679,733)	49,944,489
	Liabilities in Excess of Other Assets - (22.6)%	(9,202,532)

	NET ASSETS - 100.0%	$40,741,957

+	All or portion of this security is on loan as of September 30, 2020. Total value of securities on loan is $2,492,384.
*	Non-income producing security.

PLC	Public Limited Company

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2020.
(b)	Privately offered liquidity fund.
(c)	Foreign issued security. Foreign concentration is as follows: Ireland: 4.66%, Canada: 2.23%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.